Business Acquisitions - Summary of Acquisition Date Fair Value of Each Major Class of Consideration Transferred And Identifiable Assets Acquired And Liabilities Assumed (Parenthetical) (Detail)	Mar. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)		Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Aug. 08, 2019 CAD ($)	Jul. 10, 2019 CAD ($)	Apr. 22, 2019 CAD ($) $ / shares	Apr. 22, 2019 USD ($)	Dec. 31, 2018 CAD ($)
Disclosure of detailed information about business combination [line items]
Fair value of warrant liabilities business combination		$ 709,835
Unbilled Revenue	$ 1,092,207	$ 756,042	[1]	$ 554,740						$ 658,931
Agnity Global Inc [Member]
Disclosure of detailed information about business combination [line items]
Discount rates used in current estimate of value in use								16.00%	16.00%
Number of common shares acquired in business combination								6,324,660
Business acquisition share price | $ / shares								$ 0.000036
Consideration in cash								$ 552,250
Financial liabilities measured at redemption amount								$ 737,419	$ 552,250
Fair value of warrant liabilities business combination				$ 710,924	$ 725,086
mCloud Technologies Services Inc [Member]
Disclosure of detailed information about business combination [line items]
Number of common shares acquired in business combination							1,200,000
Consideration in cash							$ 4,650,689
Fair value of warrant liabilities business combination						$ 12,000,000	6,000,000
Unbilled Revenue							$ 2,347,207

[1]	Unbilled revenue is included in trade and other receivables (Note 6) and relates to the Company’s right to consideration for work completed but not billed at the reporting date. Unbilled revenue is transferred to trade and other receivables when services are billed to customers.